Leases - Schedule of Sales-Type Leases (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Sales-Type Leases [Abstract]
Gross lease receivables	$ 794,126	$ 867,751
Received cash	(267,877)	(236,225)
Unearned interest income	(28,369)	(36,663)
Sales-Type Lease Receivables Current	497,880	594,863
Current net investment in sales-type lease	203,381	230,209
Non-current net investment in sales-type lease	294,499	364,654
Total	$ 497,880	$ 594,863